PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

	December 31,
	2022	2021

Government authorities	$5,659	$4,634
Hedging transaction asset	—	3,546
Prepaid expenses	13,548	16,678
Other current assets	9,312	8,019

	$28,519	$32,877